Schedule of Investments (unaudited) October 31, 2023	BlackRock Large Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
L3Harris Technologies Inc.	863	$154,831

Automobile Components — 1.4%
Lear Corp.	633	82,138

Automobiles — 1.3%
General Motors Co.	2,805	79,101

Banks — 8.1%
Citigroup Inc.	3,910	154,406
First Citizens BancShares Inc./NC, Class A	88	121,505
Wells Fargo & Co.	5,372	213,644

		489,555

Beverages — 1.4%
Constellation Brands Inc., Class A	348	81,484

Broadline Retail — 1.1%
Amazon.com Inc.(a)	506	67,344

Capital Markets — 4.9%
Carlyle Group Inc. (The)(b)	3,133	86,283
Intercontinental Exchange Inc.	827	88,853
Raymond James Financial Inc.	1,236	117,964

		293,100

Chemicals — 1.9%
International Flavors & Fragrances Inc.	565	38,618
PPG Industries Inc.	598	73,416

		112,034

Communications Equipment — 3.6%
Ciena Corp.(a)	664	28,021
Cisco Systems Inc.	3,663	190,952

		218,973

Consumer Staples Distribution & Retail — 3.4%
Dollar General Corp.	710	84,518
Dollar Tree Inc.(a)	1,074	119,311

		203,829

Containers & Packaging — 2.8%
Crown Holdings Inc.	1,097	88,418
Sealed Air Corp.	2,632	81,040

		169,458

Diversified Telecommunication Services — 1.2%
Verizon Communications Inc.	2,049	71,981

Electric Utilities — 4.2%
American Electric Power Co. Inc.	1,676	126,605
Exelon Corp.	3,224	125,543

		252,148

Financial Services — 3.1%
Equitable Holdings Inc.	3,064	81,410
Fidelity National Information Services Inc.	2,142	105,194

		186,604

Food Products — 2.9%
Kraft Heinz Co. (The)	3,348	105,328
Mondelez International Inc., Class A	1,034	68,461

		173,789

Health Care Equipment & Supplies — 3.6%
Baxter International Inc.	2,761	89,539
Medtronic PLC	1,835	129,478

		219,017

Security	Shares	Value

Health Care Providers & Services — 12.4%
AmerisourceBergen Corp.(b)	532	$98,500
Cardinal Health Inc.	2,474	225,134
Cigna Group (The)	584	180,573
Elevance Health Inc.	182	81,916
Laboratory Corp. of America Holdings(b)	793	158,386

		744,509

Insurance — 5.9%
Allstate Corp. (The)	439	56,249
American International Group Inc.	1,797	110,174
Fidelity National Financial Inc.	2,517	98,389
Willis Towers Watson PLC	377	88,931

		353,743

Interactive Media & Services — 2.1%
Alphabet Inc., Class A(a)(b)	484	60,055
Meta Platforms Inc, Class A(a)	223	67,183

		127,238

IT Services — 2.0%
Cognizant Technology Solutions Corp., Class A	1,902	122,622

Life Sciences Tools & Services — 1.1%
Fortrea Holdings Inc.(a)(b)	2,399	68,132

Machinery — 1.1%
Fortive Corp.	1,010	65,933

Media — 3.4%
Comcast Corp., Class A(b)	3,308	136,587
Fox Corp., Class A, NVS	2,294	69,715

		206,302

Oil, Gas & Consumable Fuels — 7.2%
ConocoPhillips	747	88,744
Enterprise Products Partners LP(b)	6,659	173,400
Hess Corp.	596	86,062
Suncor Energy Inc.	2,530	81,972

		430,178

Pharmaceuticals — 1.9%
Eli Lilly & Co.	210	116,325

Professional Services — 6.4%
Dun & Bradstreet Holdings Inc.	6,079	53,252
Leidos Holdings Inc.	2,025	200,718
SS&C Technologies Holdings Inc.	2,653	133,313

		387,283

Semiconductors & Semiconductor Equipment — 2.0%
Micron Technology Inc.	1,768	118,226

Software — 2.7%
Microsoft Corp.	470	158,912

Specialty Retail — 1.0%
Ross Stores Inc.	537	62,276

Textiles, Apparel & Luxury Goods — 2.8%
Ralph Lauren Corp., Class A(b)	1,497	168,457

Total Long-Term Investments — 99.5% (Cost: $5,984,755)		5,985,522

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	624,828	625,078

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Large Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	20,000	$20,000

Total Short-Term Securities — 10.7% (Cost: $645,050)		645,078

Total Investments — 110.2% (Cost: $6,629,805)		6,630,600

Liabilities in Excess of Other Assets — (10.2)%		(616,318)

Net Assets — 100.0%		$6,014,282

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$625,033	(a)	$—		$17	$28	$625,078	624,828	$18	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—		(20,000	)(a)	—	—	20,000	20,000	421		—

						$17	$28	$645,078		$439		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Large Cap Value ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,985,522	$—	$—	$5,985,522
Short-Term Securities
Money Market Funds	645,078	—	—	645,078

	$6,630,600	$—	$—	$6,630,600

Portfolio Abbreviation

NVS	Non-Voting Shares

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